FAIR VALUE MEASUREMENT (Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingent Consideration Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year	$ 6,750	$ 2,535
Fair value of investment in Iluminage Beauty (see Note 1b1)		6,125
Changes in the fair value of contingent consideration, net	1,146	(1,910)
Fair value at the end of the year	7,896	6,750
Deconsolidation Of Syneron Beauty [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year
Fair value of investment in Iluminage Beauty (see Note 1b1)	24,720
Changes in the fair value of contingent consideration, net
Fair value at the end of the year	$ 24,720